Summary of Significant Accounting Policies - Shedule of Fair Value of Investments Held in Trust Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Marketable Securities [Line Items]
Carrying Value	$ 194,224,782	$ 9,308,328
Gross Unrealized Gains	43,626
Gross Unrealized Losses
Fair Value	194,268,408	10,873,406
Cash [Member]
Marketable Securities [Line Items]
Carrying Value	1,034
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	1,034	1,406
U.S. Treasury Bills [Member]
Marketable Securities [Line Items]
Carrying Value	194,223,748
Gross Unrealized Gains	43,626
Gross Unrealized Losses
Fair Value	$ 194,267,374	$ 10,872,000